Exhibit 99.1

SolarCity FTE Series 2, LLC

Solar Loan Backed Notes, Series 2017-A

Sample Solar Loan Agreed-Upon Procedures

Report To:

SolarCity Corporation

SolarCity Finance Company, LLC

Credit Suisse Securities (USA) LLC

8 January 2017

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

SolarCity Corporation

SolarCity Finance Company, LLC

3055 Clearview Way

San Mateo, California 94402

Credit Suisse Securities (USA) LLC

11 Madison Avenue

New York, New York 10010

Re:	SolarCity FTE Series 2, LLC (the “Issuer”)

Solar Loan Backed Notes, Series 2017-A (the “Notes”)

Sample Solar Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Issuer in evaluating the accuracy of certain information with respect to a portfolio of loans originated by SolarCity Finance Company, LLC (the “Originator”) to finance the cost of the purchase and installation of photovoltaic systems on residential properties (the “Solar Loans”) relating to the SolarCity FTE Series 2, LLC securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Originator, on behalf of the Issuer, provided us with:

a.	An electronic data file labeled “FTE Solar 2 EY Sample Tape_08042016.xlsx” and the corresponding record layout and decode information (the “Sample Data File”) that the Originator, on behalf of the Issuer, indicated contains information as of 31 July 2016 (the “Preliminary Cut-Off Date”) on 275 loans originated by the Originator to finance the cost of the purchase and installation of photovoltaic systems on residential properties (the “Sample Solar Loans”),

b.	Imaged copies of:

i.	The solar home improvement agreement and amendment and/or change order thereto (collectively, the “Agreement”) and

ii.	Certain printed system screen shots from the Originator’s servicing system (the “System Screen Shots,” together with the Agreement, the “Source Documents”)

for each Sample Solar Loan,

c.	Certain schedules that the Originator, on behalf of the Issuer, indicated contain information relating to the:

i.	County (the “Geographic Schedule”),

ii.	Borrower FICO score (the “FICO Score Schedule”),

iii.	Payment by ACH transfer status (the “AR Report Schedule”),

iv.	First payment date, current interest rate and current rate ($/kWh) (the “Accounting Report Schedule”) and

v.	Current loan balance and current rollover balance (the “IR Report Schedule”),

for each Sample Solar Loan,

d.	A schedule (the “City Mapping Schedule,” together with the Geographic Schedule, FICO Score Schedule, AR Report Schedule, Accounting Report Schedule, IR Report Schedule and Source Documents, the “Sources”) that the Originator, on behalf of the Issuer, indicated contains decode information relating to the city, as shown on the Agreement, corresponding to the city, as shown on the Sample Data File,

e.	The list of relevant characteristics (the “Sample Characteristics”) on the Sample Data File, which are listed on Exhibit 1 to Attachment A, and

f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The Sample Solar Loans on the Sample Data File were selected by the Originator, on behalf of the Issuer. The Originator, on behalf of the Issuer, did not inform us as to the basis for how they selected the number of Sample Solar Loans or the selection criteria they used to select the Sample Solar Loans. The Originator, on behalf of the Issuer, indicated that the Sample Solar Loans are expected to be representative of the Solar Loans. For the purpose of the procedures described in this report, the 275 Sample Solar Loans selected by the Originator, on behalf of the Issuer, are referred to as Sample Solar Loan Numbers 1 through 275.

The procedures included in Attachment A were limited to observing, comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Sample Data File, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Sample Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources or any other information provided to us by the Originator, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Sample Solar Loans or Solar Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by or on behalf of the Issuer that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Solar Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Solar Loans,

iii.	Whether the originator of the Solar Loans complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Solar Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

8 January 2017

Attachment A

Procedures performed and our associated findings

For each Sample Solar Loan we:

a.	Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Sample Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Originator, on behalf of the Issuer, that are stated in the notes to Exhibit 1 to Attachment A. The Source(s) that we were instructed by the Originator, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement and

b.	Observed a paid rate reduction amount of:

i.	Greater than $0.00 for Sample Solar Loans with a rate type of “Rate Reduced,” as shown on the Sample Data File, and

ii.	Equal to $0.00 for Sample Solar Loans with a rate type of “Non-Rate Reduced,” as shown on the Sample Data File.

Exhibit 1 to Attachment A Page 1 of 5

Sample Characteristics and Sources

Sample Characteristic	Sample Data File Field Name	Source(s)	Note(s)

Job ID	SolarCity Job ID	Agreement	i.

Installation ID	SolarCity Installation ID	Agreement	i.

City	City	Agreement and City Mapping Schedule	ii.

State	State	Agreement

Zip code	Postal Code	Agreement

System size (kW DC)	System Size (kW)	Agreement

Contract estimated annual production	Year 1 Annual Production (kWh)	Agreement

Annual escalator (%)	Annual Escalator	(a) Agreement or	iii.
(b) Agreement and recalculation

Period 1 performance guarantee	PEGU PRODUCTION SCHEDULE: P1	Agreement

Period 1 performance guarantee refund rate	PEGU RATE: P1	Agreement	iv.

Period 2 performance guarantee refund rate	PEGU RATE: P2	Agreement	iv.

Original term (months)	Initial Term (Months)	Agreement

Principal including down payment	Principal Including Down Payment	Agreement	v.

Original rate ($/kWh)	Initial Rate ($/kWh)	Agreement	vi.

Utility name	Utility Name	System Screen Shots	vii.

PTO date	PTO Date	System Screen Shots

Panel manufacturer	Primary Panel Type	System Screen Shots	vii.

Inverter manufacturer	Primary Inverter Type	System Screen Shots	viii.

County	County	Geographic Schedule	ix.

FICO score	FICO	FICO Score Schedule

Exhibit 1 to Attachment A Page 2 of 5

Sample Characteristic	Sample Data File Field Name	Source(s)	Note(s)

Payment by ACH transfer	ACH (1=Yes,0=No)	AR Report Schedule	x.

Current loan balance	Current Loan Balance	IR Report Schedule	x.

Current rollover balance	Current Interest Rollover Balance	IR Report Schedule	x.

Current interest rate	Current Interest Rate	(a) Accounting Report Schedule or	x., xi.
(b) Agreement

Current rate ($/kWh)	Current Rate ($/kWh)	(a) Accounting Report Schedule or	xii.
(b) Agreement

First payment date	First Payment Date	Accounting Report Schedule	x., xiii.

Last payment date	Last Payment Date	Agreement and recalculation	xiv.

Seasoning (months)	Seasoning	Recalculation	xv.

Remaining term (months)	Remaining Term of Agreement (Months)	Agreement and recalculation	xvi.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the city Sample Characteristic for each Sample Solar Loan, the Originator, on behalf of the Issuer, instructed us to:

a.	Ignore differences due to abbreviations, truncations and spelling errors and

b.	Note agreement in accordance with the decode information, as shown on the City Mapping Schedule.

Exhibit 1 to Attachment A Page 3 of 5

Notes: (continued)

iii.	For the purpose of comparing the annual escalator (%) Sample Characteristic for each Sample Solar Loan, the Originator, on behalf of the Issuer, instructed us to use the annual escalator (%), as shown on the Agreement, or, if the Agreement did not contain the annual escalator (%), the Originator, on behalf of the Issuer, instructed us to recalculate the annual escalator (%) by:

a.	Subtracting the:

(1)	Year 1 price per kWh from

(2)	Year 2 price per kWh,

both as shown on the Agreement,

b.	Dividing the result obtained in a. above by the year 1 price per kWh, as shown on the Agreement, and

c.	Rounding the result obtained in b. above to the first decimal place (XX.X%).

iv.	For the purpose of comparing the period 1 performance guarantee refund rate and period 2 performance guarantee refund rate Sample Characteristics for each Sample Solar Loan, the Originator, on behalf of the Issuer, instructed us to ignore differences of +/- $0.0001 kWh or less.

v.	For the purpose of comparing the principal including down payment Sample Characteristic for each Sample Solar Loan, the Originator, on behalf of the Issuer, instructed us to ignore differences of +/- $1.00 or less.

vi.	For the purpose of comparing the original rate ($/kWh) Sample Characteristic for each Sample Solar Loan, the Originator, on behalf of the Issuer, instructed us to:

a.	Use the original rate ($/kWh), as shown on the Agreement, corresponding to the payment by ACH transfer value, as shown on the Sample Data File, for each Sample Solar Loan and

b.	Ignore differences of +/- $0.0001 kWh or less.

vii.	For the purpose of comparing the utility name and panel manufacturer Sample Characteristics for each Sample Solar Loan, the Originator, on behalf of the Issuer, instructed us to ignore differences due to abbreviations, truncations and spelling errors.

viii.	For the purpose of comparing the inverter manufacturer Sample Characteristic for each Sample Solar Loan, the Originator, on behalf of the Issuer, instructed us to note agreement with an inverter manufacturer of “POWER-ONE,” as shown on the Sample Data File, if the corresponding inverter manufacturer was “ABB,” as shown on the System Screen Shots.

Exhibit 1 to Attachment A Page 4 of 5

Notes: (continued)

ix.	For the purpose of comparing the county Sample Characteristic for each Sample Solar Loan, the Originator, on behalf of the Issuer, instructed us to use the county, as shown on the Geographic Schedule, corresponding to the zip code, as shown on the Sample Data File.

x.	The Originator, on behalf of the Issuer, indicated that the first payment date for Sample Solar Loan Numbers 39, 88, 166, 191, 271 and 272 (the “Initial New Issue Sample Solar Loans”) had not yet occurred as of the Preliminary Cut-Off Date and therefore were not included in the AR Report Schedule, IR Report Schedule or Accounting Report Schedule. We were instructed by the Originator, on behalf of the Issuer, not to compare the payment by ACH transfer, current loan balance, current rollover balance, current interest rate and first payment date Sample Characteristics for the Initial New Issue Sample Solar Loans.

xi.	For the purpose of comparing the current interest rate Sample Characteristic for each Sample Solar Loan (except for the (i) Initial New Issue Sample Solar Loans and (ii) Sample Solar Loan Numbers 274 and 275, which the Originator, on behalf of the Issuer, indicated had first payment dates which had not yet occurred as of the Preliminary Cut-Off Date (the “Additional New Issue Sample Solar Loans,” together with the New Issue Sample Solar Loans, the “Final New Issue Sample Solar Loans”), the Originator, on behalf of the Issuer, instructed us to use the Accounting Report Schedule as the Source.

For the purpose of comparing the current interest rate Sample Characteristic for the Additional New Issue Sample Solar Loans, the Originator, on behalf of the Issuer, instructed us to use the APR, as shown on the Agreement.

xii.	For the purpose of comparing the current rate ($/kWh) Sample Characteristic for each Sample Solar Loan (except for the Final New Issue Sample Solar Loans), the Originator, on behalf of the Issuer, instructed us to use the Accounting Report Schedule as the Source.

For the purpose of comparing the current rate ($/kWh) Sample Characteristic for the Final New Issue Sample Solar Loans, the Originator, on behalf of the Issuer, instructed us to:

a.	Use the original rate ($/kWh), as shown on the Agreement, and

b.	Ignore differences of +/- $0.0001 kWh or less.

xiii.	For the purpose of comparing the first payment date Sample Characteristic for each Sample Solar Loan (except for the (i) Sample Solar Loans described in note x. above and (ii) Sample Solar Loans described in the succeeding paragraph of this note xiii.), the Originator, on behalf of the Issuer, instructed us to note agreement if the month and year of the first payment date, as shown on the Accounting Report Schedule, agreed with the month and year of the first payment date, as shown on the Sample Data File.

Additionally, we were instructed by the Originator, on behalf of the Issuer, not to compare the first payment date Sample Characteristic for Sample Solar Loans with a first payment date value of “<blank>,” as shown on the Accounting Report Schedule.

Exhibit 1 to Attachment A Page 5 of 5

Notes: (continued)

xiv.	For the purpose of comparing the last payment date Sample Characteristic for each Sample Solar Loan, the Originator, on behalf of the Issuer, instructed us to recalculate the last payment date by adding the:

a.	Original term (months), as shown on the Agreement, to

b.	First payment date, as shown on the Sample Data File.

For the purpose of this procedure, the Originator, on behalf of the Issuer, instructed us to note agreement if the month and year of the last payment date, as recalculated above, agreed with the month and year of the last payment date, as shown on the Sample Data File.

xv.	For the purpose of comparing the seasoning (months) Sample Characteristic for each Sample Solar Loan, the Originator, on behalf of the Issuer, instructed us to recalculate the seasoning (months) as the maximum of:

a.	The result of:

(i)	Recalculating the difference in days (assuming each year contains 360 days composed of twelve 30 day months) between the first payment date, as shown on the Sample Data File, and the Preliminary Cut-Off Date,

(ii)	Dividing the result obtained in (i) above by 30,

(iii)	Adding 1 to the result obtained in (ii) above and

(iv)	Rounding the result obtained in (iii) above to the nearest integer

and

b.	0.

xvi.	For the purpose of comparing the remaining term (months) Sample Characteristic for each Sample Solar Loan, the Originator, on behalf of the Issuer, instructed us to recalculate the remaining term (months) by subtracting the:

a.	Seasoning (months), as shown on the Sample Data File, from

b.	Original term (months), as shown on the Agreement.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Originator, on behalf of the Issuer, that are described in the notes above.

Exhibit 2 to Attachment A Page 1 of 2

Sample Characteristic Differences

Sample Solar Loan Number	Sample Characteristic(s)	Sample Data File Value	Source Value

24	Original rate ($/kWh)	$0.10915	$0.10608

25	Original rate ($/kWh)	$0.13401	$0.13023

47	Original rate ($/kWh)	$0.18040	$0.17532

58	Original rate ($/kWh)	$0.19395	$0.18848

67	Original rate ($/kWh)	$0.16108	$0.15654

93	Original rate ($/kWh)	$0.12378	$0.12029

97	Current loan balance	$6,910.94	$7,128.01
	Current rollover balance	$246.77	$29.70

105	Original rate ($/kWh)	$0.12455	$0.12104

139	Period 1 performance guarantee	14,249 kWh	7,142 kWh
	Period 1 performance guarantee refund rate	$0.10780	$0.10480

	Period 2 performance guarantee refund rate	$0.11420	$0.10780
	Original rate ($/kWh)	$0.10784	$0.10480

153	Period 1 performance guarantee	14,571 kWh	14,292 kWh

167	Current loan balance	$18,434.33	$18,580.57
	Current rollover balance	$530.45	$384.20

182	Original rate ($/kWh)	$0.08627	$0.08384

186	Original rate ($/kWh)	$0.18987	$0.18452

213	Original rate ($/kWh)	$0.12585	$0.12130

Exhibit 2 to Attachment A Page 2 of 2

Sample Solar Loan Number	Sample Characteristic(s)	Sample Data File Value	Source Value
214	Original rate ($/kWh)	$0.18010	$0.17503

228	Original rate ($/kWh)	$0.16806	$0.16332

245	Period 1 performance guarantee	30,942 kWh	15,510 kWh
	Period 1 performance guarantee refund rate	$0.08946	$0.08690
	Period 2 performance guarantee refund rate	$0.09473	$0.08950

250	Original rate ($/kWh)	$0.17401	$0.16911

273	Current rollover balance	$0.00	$410.26

274	Original rate ($/kWh)	$0.17011	$0.18111
	Current rate ($/kWh)	$0.170113	$0.181110

275	Original rate ($/kWh)	$0.17971	$0.19132
	Current rate ($/kWh)	$0.179709	$0.191320